DISCONTINUED OPERATIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2006
Major classes of line items constituting pretax profit (loss) of discontinued operations
Net revenues		$ 498,198,000	$ 174,624,000	$ 47,481,000	$ 47,481,000
Cost of revenues		(449,805,000)	(116,385,000)	0
Impairment of intangible assets		675,000	0	0
Other income and expenses that are not major		(2,014,000)	2,656,000	8,336,000
Interest expenses		(5,103,000)	(4,322,000)	(7,107,000)
Realized gain (loss) on short-term investment		0	(100,000)	595,000
Impairment of long term investment		0	0	(1,484,000)
Income tax expenses		0	0	(102,000)
Income from the operations of the discontinued operations, net of tax		(18,799,000)	(119,252,000)	(130,548,000)
Loss from the operations of the discontinued operations, net of tax		223,298,000	(119,252,000)	(122,238,000)
Gain on deconsolidation of the subsidiaries, net of tax		242,097,000	0	8,310,000
Renren Games [Member]
Major classes of line items constituting pretax profit (loss) of discontinued operations
Net revenues				1,699,000
Cost of revenues				(871,000)
Selling, research and development, and general and administrative expenses				(485,000)
Impairment of intangible assets				0
Other income and expenses that are not major				150,000
Income from the operations of the discontinued operations, before income tax				493,000
Income tax expenses				(102,000)
Income from the operations of the discontinued operations, net of tax				391,000
Gain on deconsolidation of the subsidiaries, net of tax				8,310,000
Gain on disposal of equity method investment, net of tax				0
Gain from the discontinued operations, net of tax				8,701,000
Renren SNS [Member]
Major classes of line items constituting pretax profit (loss) of discontinued operations
Net revenues		19,679,000	22,372,000	10,956,000
Cost of revenues		(14,997,000)	(17,264,000)	(9,545,000)
Selling, research and development, and general and administrative expenses		(7,523,000)	(13,536,000)	(20,279,000)
Income from the operations of the discontinued operations, before income tax		(2,841,000)	(8,428,000)	(18,868,000)
Income tax expenses		0	0	0
Income from the operations of the discontinued operations, net of tax		(2,841,000)	(8,428,000)	(18,868,000)
Gain on deconsolidation of the subsidiaries, net of tax		59,656,000	0	0
Gain from the discontinued operations, net of tax		56,815,000	(8,428,000)	(18,868,000)
Oak Pacific Investment [Member]
Major classes of line items constituting pretax profit (loss) of discontinued operations
Net revenues		895,000	5,106,000	4,927,000
Cost of revenues		(834,000)	(3,820,000)	(1,645,000)
Selling, research and development, and general and administrative expenses		(1,394,000)	(3,046,000)	(3,451,000)
Other income and expenses that are not major		371,000	(1,424,000)	4,552,000
Interest expenses		(3,142,000)	(5,822,000)	(5,245,000)
Realized gain (loss) on short-term investment		0	0	(43,000)
Impairment of long term investment		(2,180,000)	(113,073,000)	(100,823,000)
Income from the operations of the discontinued operations, before income tax		(6,284,000)	(122,079,000)	(101,728,000)
Income tax expenses		0	0	0
Income from the operations of the discontinued operations, net of tax		(9,674,000)	11,255,000	(10,343,000)
Loss from the operations of the discontinued operations, net of tax		(15,958)	(110,824)	(112,071)
Gain on deconsolidation of the subsidiaries, net of tax	$ 182,441,000	182,441,000	0	0
Gain from the discontinued operations, net of tax		$ 166,483,000	$ (110,824,000)	$ (112,071,000)